Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF

April 30, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.2%

Communication Services - 0.8%
Alphabet, Inc. Class A*	342	$780,509
Consumer Discretionary - 4.6%
Amazon.com, Inc.*	288	715,861
Chipotle Mexican Grill, Inc.*	561	816,597
Target Corp.	3,441	786,785
Tesla, Inc.*	846	736,663
Tractor Supply Co.	3,896	784,849
Ulta Beauty, Inc.*	2,026	803,917
Total Consumer Discretionary		4,644,672
Consumer Staples - 5.6%
Archer-Daniels-Midland Co.	8,890	796,188
Church & Dwight Co., Inc.	8,294	809,163
Coca-Cola Co. (The)	12,897	833,275
Costco Wholesale Corp.	1,443	767,272
PepsiCo, Inc.	4,884	838,632
Procter & Gamble Co. (The)	5,251	843,048
Tyson Foods, Inc. Class A	8,732	813,473
Total Consumer Staples		5,701,051
Energy - 6.4%
Cheniere Energy Partners LP	15,278	821,345
Chevron Corp.	5,188	812,804
ConocoPhillips	8,654	826,630
EOG Resources, Inc.	7,146	834,367
Exxon Mobil Corp.	9,812	836,473
Occidental Petroleum Corp.	14,424	794,618
ONEOK, Inc.	11,948	756,667
Pioneer Natural Resources Co.	3,514	816,900
Total Energy		6,499,804
Financials - 17.3%
Allstate Corp. (The)	6,051	765,693
Ameriprise Financial, Inc.	2,927	777,089
Arch Capital Group Ltd.*	17,338	791,826
Ares Management Corp. Class A	11,003	728,619
Berkshire Hathaway, Inc. Class B*	2,485	802,233
Blackstone, Inc.	7,582	770,104
Brown & Brown, Inc.	12,081	748,780
Charles Schwab Corp. (The)	11,654	773,010
Chubb Ltd.	4,037	833,439
Cincinnati Financial Corp.	6,087	746,631
Fifth Third Bancorp	21,547	808,659
Intercontinental Exchange, Inc.	7,074	819,240
Markel Corp.*	576	779,489
Marsh & McLennan Cos., Inc.	4,778	772,603
MetLife, Inc.	11,930	783,562
Moody’s Corp.	2,588	819,050
Progressive Corp. (The)	7,555	811,105
Regions Financial Corp.	39,643	821,403
S&P Global, Inc.	2,185	822,652
SVB Financial Group*	1,697	827,525
Travelers Cos., Inc. (The)	4,845	828,786
W R Berkley Corp.	12,283	816,697
Total Financials		17,448,195
Health Care - 20.4%
AbbVie, Inc.	5,387	791,243
ABIOMED, Inc.*	2,705	775,199
Agilent Technologies, Inc.	6,816	812,944

Security Description	Shares	Value
COMMON STOCKS (continued)

Health Care (continued)
Anthem, Inc.	1,633	$819,652
Bristol-Myers Squibb Co.	11,010	828,723
Danaher Corp.	3,069	770,718
Dexcom, Inc.*	1,808	738,713
Edwards Lifesciences Corp.*	6,798	719,092
Eli Lilly & Co.	2,949	861,491
IDEXX Laboratories, Inc.*	1,734	746,452
Intuitive Surgical, Inc.*	2,899	693,731
Johnson & Johnson	4,657	840,402
Laboratory Corp. of America Holdings*	3,091	742,706
Merck & Co., Inc.	9,903	878,297
Mettler-Toledo International, Inc.*	644	822,729
Moderna, Inc.*	5,909	794,229
Pfizer, Inc.	17,388	853,229
Quest Diagnostics, Inc.	6,029	806,921
Regeneron Pharmaceuticals, Inc.*	1,209	796,864
ResMed, Inc.	3,573	714,493
STERIS PLC	3,444	771,628
Thermo Fisher Scientific, Inc.	1,471	813,345
UnitedHealth Group, Inc.	1,589	808,086
Vertex Pharmaceuticals, Inc.*	3,031	828,130
West Pharmaceutical Services, Inc.	2,339	736,925
Zoetis, Inc.	4,623	819,427
Total Health Care		20,585,369
Industrials - 11.5%
AMETEK, Inc.	6,457	815,261
CH Robinson Worldwide, Inc.	8,271	877,967
Cintas Corp.	2,039	810,013
Copart, Inc.*	7,185	816,575
Dover Corp.	5,923	789,536
Equifax, Inc.	4,208	856,412
Fastenal Co.	14,797	818,422
JB Hunt Transport Services, Inc.	4,984	851,516
L3Harris Technologies, Inc.	3,470	805,942
Lockheed Martin Corp.	1,943	839,609
Old Dominion Freight Line, Inc.	3,104	869,493
United Parcel Service, Inc. Class B	4,523	814,050
Westinghouse Air Brake Technologies Corp.	9,230	829,869
WW Grainger, Inc.	1,668	834,050
Total Industrials		11,628,715
Information Technology - 20.8%
Accenture PLC Class A	2,649	795,654
Advanced Micro Devices, Inc.*	9,504	812,782
Akamai Technologies, Inc.*	7,118	799,209
Amphenol Corp. Class A	11,923	852,494
Analog Devices, Inc.	5,380	830,564
Apple, Inc.	5,131	808,902
Applied Materials, Inc.	7,381	814,493
Arista Networks, Inc.*	7,105	821,125
Automatic Data Processing, Inc.	3,710	809,448
Broadcom, Inc.	1,441	798,876
Cadence Design Systems, Inc.*	5,623	848,230
CDW Corp.	4,841	789,954
Cisco Systems, Inc.	16,179	792,447
Cognizant Technology Solutions Corp. Class A	9,881	799,373
Fortinet, Inc.*	2,658	768,189

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

April 30, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)

Information Technology (continued)
GoDaddy, Inc. Class A*	9,986	$806,969
Intuit, Inc.	1,834	767,987
Keysight Technologies, Inc.*	5,718	802,064
KLA Corp.	2,541	811,240
Microsoft Corp.	3,041	843,938
NVIDIA Corp.	4,231	784,724
Paychex, Inc.	6,173	782,304
QUALCOMM, Inc.	6,274	876,415
ServiceNow, Inc.*	1,737	830,460
Synopsys, Inc.*	2,890	828,823
Teledyne Technologies, Inc.*	1,781	768,591
Total Information Technology		21,045,255
Materials - 5.5%
Barrick Gold Corp. (Canada)	35,257	786,584
Freeport-McMoRan, Inc.	18,997	770,328
Linde PLC (United Kingdom)	2,633	821,391
Martin Marietta Materials, Inc.	2,278	806,913
Newmont Corp.	11,081	807,251
Nucor Corp.	4,863	752,695
Vulcan Materials Co.	4,708	811,141
Total Materials		5,556,303
Real Estate - 6.3%
Alexandria Real Estate Equities, Inc.	4,277	779,098
CBRE Group, Inc. Class A*	9,867	819,356
Extra Space Storage, Inc.	3,935	747,650
Prologis, Inc.	5,000	801,450
Public Storage	2,070	769,005
Realty Income Corp.	11,453	794,380
Sun Communities, Inc.	4,480	786,554
Weyerhaeuser Co.	20,463	843,485
Total Real Estate		6,340,978
Total Common Stocks
(Cost $101,989,033)		100,230,851
TOTAL INVESTMENTS - 99.2%
(Cost $101,989,033)		100,230,851
Other Assets in Excess of Liabilities - 0.8%		830,155
Net Assets - 100.0%		$101,061,006

*	Non-income producing security.

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

April 30, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$100,230,851	$—	$—	$100,230,851
Total	$100,230,851	$—	$—	$100,230,851